Benefit Plans - Expected Future Services to Be Paid by Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2015	$ 10.0
2016	12.2
2017	13.7
2018	16.2
2019	18.7
2020-2024	109.7
Non-US Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2015	15.0
2016	15.9
2017	17.1
2018	18.1
2019	18.9
2020-2024	108.4
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2015	3.4
2016	3.3
2017	3.2
2018	3.1
2019	3.1
2020-2024	$ 13.8